Quarterly Holdings Report
for
Fidelity® MSCI Financials Index ETF
April 30, 2022
T04-NPRT3-0622
1.9584808.108

Schedule of Investments April 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
BANKS – 35.1%
Diversified Banks – 20.6%
Bank of America Corp.	2,592,767	$ 92,509,927
Citigroup, Inc.	698,018	33,651,448
JPMorgan Chase & Co.	1,040,159	124,153,378
US Bancorp	494,998	24,037,103
Wells Fargo & Co.	1,403,340	61,227,724
		335,579,580
Regional Banks – 14.5%
1st Source Corp.	7,886	341,227
Allegiance Bancshares, Inc.	6,913	282,465
Amalgamated Financial Corp.	5,500	96,745
Amerant Bancorp, Inc.	10,052	267,283
Ameris Bancorp	25,046	1,044,418
Arrow Financial Corp.	6,861	214,749
Associated Banc-Corp.	57,302	1,143,175
Atlantic Union Bankshares Corp.	28,178	951,853
Banc of California, Inc.	19,363	349,309
Bancfirst Corp.	6,826	558,025
Bank First Corp.	2,697	190,678
Bank of Hawaii Corp.	15,213	1,130,934
Bank of Marin Bancorp	6,282	196,375
Bank OZK	44,942	1,726,672
BankUnited, Inc.	26,907	1,010,089
Banner Corp.	7,992	429,170
Bar Harbor Bankshares	5,866	153,161
Berkshire Hills Bancorp, Inc.	15,531	384,237
BOK Financial Corp.	11,062	917,372
Brookline Bancorp, Inc.	17,341	250,751
Byline Bancorp, Inc.	9,637	226,084
Cadence Bank	53,613	1,342,470
Camden National Corp.	5,986	267,873
Capital City Bank Group, Inc.	5,880	150,587
Cathay General Bancorp	27,229	1,091,611
CBTX, Inc.	6,560	187,091
Central Pacific Financial Corp.	5,914	143,001
Citizens Financial Group, Inc.	175,712	6,923,053
City Holding Co.	3,499	270,753
Columbia Banking System, Inc.	26,291	738,251
Comerica, Inc.	46,338	3,795,082
Commerce Bancshares, Inc.	39,568	2,705,264
Community Bank System, Inc.	17,089	1,100,532
Community Trust Bancorp, Inc.	7,175	285,637
ConnectOne Bancorp, Inc.	13,547	377,419
CrossFirst Bankshares, Inc. (a)	16,538	211,852
Cullen/Frost Bankers, Inc.	21,526	2,847,675
Customers Bancorp, Inc. (a)	11,390	479,177
CVB Financial Corp.	47,486	1,093,128
Dime Community Bancshares, Inc.	12,369	388,881
Eagle Bancorp, Inc.	8,214	413,575
East West Bancorp, Inc.	50,075	3,570,347
Eastern Bankshares, Inc.	60,486	1,158,912

	Shares	Value

Enterprise Financial Services Corp.	13,671	$ 603,848
FB Financial Corp.	12,496	481,471
Fifth Third Bancorp	240,268	9,017,258
First Bancorp	12,741	477,278
First BanCorp	61,566	837,913
First Busey Corp.	21,769	489,149
First Citizens BancShares, Inc. Class A	4,220	2,698,184
First Commonwealth Financial Corp.	21,144	285,021
First Community Bankshares, Inc.	6,788	180,764
First Financial Bancorp	23,110	472,599
First Financial Bankshares, Inc.	48,204	1,927,196
First Financial Corp.	4,909	209,222
First Foundation, Inc.	18,515	411,403
First Hawaiian, Inc.	47,590	1,123,600
First Horizon Corp.	189,967	4,251,461
First Interstate Bancsystem, Inc. Class A	31,630	1,028,608
First Merchants Corp.	21,145	828,673
First Mid Bancshares, Inc.	6,322	227,845
First Republic Bank	62,133	9,271,486
Flushing Financial Corp.	10,395	223,492
FNB Corp.	133,859	1,542,056
Fulton Financial Corp.	64,182	973,641
German American Bancorp, Inc.	9,974	350,087
Glacier Bancorp, Inc.	37,523	1,717,052
Great Southern Bancorp, Inc.	4,606	261,344
Hancock Whitney Corp.	30,916	1,445,941
Harborone Bancorp, Inc.	19,419	260,020
Heartland Financial USA, Inc.	15,549	680,580
Heritage Commerce Corp.	23,586	264,871
Heritage Financial Corp.	7,803	188,989
Hilltop Holdings, Inc.	22,799	581,146
Home BancShares, Inc.	56,773	1,227,432
HomeStreet, Inc.	4,501	182,696
Hope Bancorp, Inc.	32,600	466,180
Horizon Bancorp, Inc.	15,412	269,402
Huntington Bancshares, Inc.	509,409	6,698,728
Independent Bank Corp.	8,595	169,665
Independent Bank Corp./MA	15,394	1,187,801
Independent Bank Group, Inc.	13,472	913,402
International Bancshares Corp.	20,125	800,774
KeyCorp	327,845	6,330,687
Lakeland Bancorp, Inc.	25,241	379,372
Lakeland Financial Corp.	9,231	672,201
Live Oak Bancshares, Inc.	11,439	484,213
M&T Bank Corp.	63,313	10,550,478
Mercantile Bank Corp.	6,222	195,371
Meta Financial Group, Inc.	7,728	337,327
Metropolitan Bank Holding Corp. (a)	3,498	311,497

Quarterly Report	2

Common Stocks – continued
	Shares	Value
BANKS – continued
Regional Banks – continued
Midland States Bancorp, Inc.	8,110	$ 213,780
MidWestOne Financial Group, Inc.	6,212	185,615
National Bank Holdings Corp. Class A	6,487	236,840
NBT Bancorp, Inc.	11,425	402,160
Nicolet Bankshares, Inc. (a)	4,511	367,105
OceanFirst Financial Corp.	23,105	432,757
OFG Bancorp	13,358	355,056
Old National Bancorp	107,398	1,628,154
Origin Bancorp, Inc.	8,868	334,146
Pacific Premier Bancorp, Inc.	29,158	914,395
PacWest Bancorp	42,491	1,397,529
Park National Corp.	5,731	675,398
Peapack-Gladstone Financial Corp.	7,173	222,291
Peoples Bancorp, Inc.	10,682	292,900
Pinnacle Financial Partners, Inc.	26,887	2,085,087
Popular, Inc.	28,397	2,214,682
Preferred Bank	2,271	152,430
Prosperity Bancshares, Inc.	33,410	2,184,346
QCR Holdings, Inc.	5,873	318,845
Regions Financial Corp.	335,492	6,951,394
Renasant Corp.	15,826	471,457
Republic Bancorp, Inc. Class A	4,187	174,514
S&T Bancorp, Inc.	11,681	330,105
Sandy Spring Bancorp, Inc.	18,086	710,237
Seacoast Banking Corp. of Florida	20,745	674,212
ServisFirst Bancshares, Inc.	17,334	1,392,267
Signature Bank	21,369	5,176,640
Silvergate Capital Corp. (a)	10,494	1,227,378
Simmons First National Corp. Class A	38,618	921,812
Southside Bancshares, Inc.	10,862	425,682
SouthState Corp.	26,886	2,082,052
Stock Yards Bancorp, Inc.	9,206	481,290
SVB Financial Group (a)	20,660	10,074,642
Synovus Financial Corp.	51,861	2,154,306
Texas Capital Bancshares, Inc. (a)	18,149	932,133
The Bancorp, Inc. (a)	18,083	410,303
The First Bancshares, Inc.	8,695	279,892
The First of Long Island Corp.	10,085	169,226
The PNC Financial Services Group, Inc.	148,786	24,713,355
Tompkins Financial Corp.	5,830	425,590
Towne Bank	29,056	801,074
Trico Bancshares	12,026	451,576
TriState Capital Holdings, Inc. (a)	10,257	309,864
Triumph Bancorp, Inc. (a)	8,443	586,282
Truist Financial Corp.	469,245	22,687,996
Trustmark Corp.	24,184	674,250
UMB Financial Corp.	16,587	1,495,816

		Shares	Value

Umpqua Holdings Corp.		78,383	$ 1,296,455
United Bankshares, Inc.		49,258	1,638,321
United Community Banks, Inc.		36,205	1,091,219
Univest Financial Corp.		11,958	301,342
Valley National Bancorp		146,374	1,753,561
Veritex Holdings, Inc.		16,871	554,212
Washington Trust Bancorp, Inc.		7,211	338,484
Webster Financial Corp.		63,469	3,172,815
WesBanco, Inc.		24,184	779,692
Westamerica BanCorp.		7,079	417,095
Western Alliance Bancorp		36,615	2,786,768
Wintrust Financial Corp.		20,178	1,761,943
Zions Bancorp NA		55,355	3,128,111
			236,715,246
TOTAL BANKS	572,294,826
CAPITAL MARKETS – 26.2%
Asset Management & Custody Banks – 8.4%
Affiliated Managers Group, Inc.		14,226	1,786,359
Ameriprise Financial, Inc.		39,413	10,463,757
Ares Management Corp. Class A		44,307	2,934,010
Artisan Partners Asset Management, Inc. Class A		23,745	763,164
Assetmark Financial Holdings, Inc. (a)		6,657	128,014
BlackRock, Inc.		53,474	33,404,138
Blackstone, Inc. Class A		241,815	24,561,150
Blucora, Inc. (a)		17,627	356,947
Blue Owl Capital, Inc.		56,805	677,684
Brightsphere Investment Group, Inc.		12,857	257,654
Cohen & Steers, Inc.		8,568	665,648
Diamond Hill Investment Group, Inc.		1,165	196,151
Federated Hermes, Inc.		32,525	926,312
Focus Financial Partners, Inc. Class A (a)		19,044	751,286
Franklin Resources, Inc.		105,665	2,598,302
Hamilton Lane, Inc. Class A		12,578	862,599
Invesco Ltd.		121,373	2,230,836
Janus Henderson Group PLC		54,237	1,653,144
KKR & Co., Inc.		185,502	9,455,037
Northern Trust Corp.		69,292	7,140,541
SEI Investments Co.		41,697	2,323,357
State Street Corp.		128,886	8,631,495
StepStone Group, Inc.		16,810	430,672
T Rowe Price Group, Inc.		79,117	9,734,556
The Bank of New York Mellon Corp.		276,274	11,620,084
The Carlyle Group, Inc.		56,760	2,059,820
Victory Capital Holdings, Inc. Class A		7,196	194,220
Virtus Investment Partners, Inc.		2,732	484,001
WisdomTree Investments, Inc.		38,655	225,359
			137,516,297
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
CAPITAL MARKETS – continued
Financial Exchanges & Data – 9.5%
Cboe Global Markets, Inc.		37,434	$ 4,229,293
CME Group, Inc.		126,470	27,739,930
Coinbase Global, Inc. Class A (a)		13,720	1,546,381
Donnelley Financial Solutions, Inc. (a)		10,605	310,408
FactSet Research Systems, Inc.		13,205	5,328,085
Intercontinental Exchange, Inc.		198,322	22,967,671
MarketAxess Holdings, Inc.		13,416	3,536,592
Moody's Corp.		58,806	18,610,923
Morningstar, Inc.		8,374	2,120,548
MSCI, Inc.		29,054	12,238,998
Nasdaq, Inc.		41,152	6,476,090
Open Lending Corp. Class A (a)		31,176	425,241
S&P Global, Inc.		124,639	46,926,584
Tradeweb Markets, Inc. Class A		36,817	2,621,002
			155,077,746
Investment Banking & Brokerage – 8.3%
B Riley Financial, Inc.		5,247	236,955
BGC Partners, Inc. Class A		103,377	375,259
Cowen, Inc. Class A		9,253	211,431
Evercore, Inc. Class A		13,827	1,462,205
Freedom Holding Corp. (a)		6,565	308,096
Goldman Sachs Group, Inc.		118,657	36,248,527
Houlihan Lokey, Inc.		17,987	1,498,137
Interactive Brokers Group, Inc. Class A		31,136	1,854,460
Jefferies Financial Group, Inc.		73,321	2,255,354
LPL Financial Holdings, Inc.		28,143	5,287,225
Moelis & Co. Class A		21,923	970,312
Morgan Stanley		473,677	38,173,629
Perella Weinberg Partners		13,908	107,231
Piper Sandler Cos.		6,336	728,513
PJT Partners, Inc. Class A		8,193	540,656
Raymond James Financial, Inc.		65,268	6,361,019
Robinhood Markets, Inc. (a)		63,481	622,431
Stifel Financial Corp.		36,493	2,257,092
StoneX Group, Inc. (a)		5,968	404,511
The Charles Schwab Corp.		510,301	33,848,265
Virtu Financial, Inc. Class A		29,520	852,538
			134,603,846
TOTAL CAPITAL MARKETS	427,197,889
CONSUMER FINANCE – 5.9%
Consumer Finance – 5.9%
Ally Financial, Inc.		127,802	5,106,968
American Express Co.		231,719	40,483,626
Atlanticus Holdings Corp. (a)		2,242	96,496
Capital One Financial Corp.		149,656	18,650,131
Credit Acceptance Corp. (a)		2,823	1,446,788
Curo Group Holdings Corp.		6,485	76,134

		Shares	Value

Discover Financial Services		102,980	$ 11,581,131
Encore Capital Group, Inc. (a)		8,731	504,739
Enova International, Inc. (a)		12,621	472,025
FirstCash Holdings, Inc.		14,326	1,142,928
Green Dot Corp. Class A (a)		17,181	454,953
LendingClub Corp. (a)		34,031	518,973
LendingTree, Inc. (a)		4,290	340,712
Navient Corp.		56,756	901,853
Nelnet, Inc. Class A		5,901	484,295
OneMain Holdings, Inc.		27,768	1,275,384
Oportun Financial Corp. (a)		5,709	66,167
PRA Group, Inc. (a)		15,314	643,647
PROG Holdings, Inc. (a)		19,936	527,706
SLM Corp.		92,963	1,555,271
SoFi Technologies, Inc. (a)		185,255	1,133,761
Synchrony Financial		192,246	7,076,575
Upstart Holdings, Inc. (a)		14,432	1,082,689
World Acceptance Corp. (a)		1,375	259,476
TOTAL CONSUMER FINANCE	95,882,428
DIVERSIFIED FINANCIAL SERVICES – 9.9%
Multi-Sector Holdings – 9.1%
Berkshire Hathaway, Inc. Class B (a)		458,804	148,115,695
Cannae Holdings, Inc. (a)		28,664	642,074
			148,757,769
Other Diversified Financial Services – 0.8%
Apollo Global Management, Inc.		126,822	6,310,663
Equitable Holdings, Inc.		127,500	3,675,825
Voya Financial, Inc.		40,095	2,531,598
			12,518,086
Specialized Finance – 0.0%
A-Mark Precious Metals, Inc.		2,983	235,060
TOTAL DIVERSIFIED FINANCIAL SERVICES	161,510,915
INSURANCE – 20.3%
Insurance Brokers – 4.9%
Aon PLC Class A		77,575	22,340,824
Arthur J Gallagher & Co.		72,978	12,296,063
Brown & Brown, Inc.		84,958	5,265,697
BRP Group, Inc. Class A (a)		20,611	476,526
eHealth, Inc. (a)		8,709	70,108
GoHealth, Inc. Class A (a)		18,159	13,568
Goosehead Insurance, Inc. Class A		7,118	409,214
Hippo Holdings, Inc. (a)		98,110	184,447
Marsh & McLennan Cos., Inc.		177,739	28,740,396
Ryan Specialty Group Holdings, Inc. (a)		25,219	932,851
Selectquote, Inc. (a)		20,591	42,418
Willis Towers Watson PLC		43,885	9,429,131
			80,201,243

Quarterly Report	4

Common Stocks – continued
	Shares	Value
INSURANCE – continued
Life & Health Insurance – 4.1%
Aflac, Inc.	220,755	$ 12,644,846
American Equity Investment Life Holding Co.	29,218	1,102,103
Brighthouse Financial, Inc. (a)	28,167	1,446,657
CNO Financial Group, Inc.	45,582	1,100,349
Genworth Financial, Inc. Class A (a)	173,544	643,848
Globe Life, Inc.	33,781	3,313,241
Lincoln National Corp.	60,452	3,636,188
MetLife, Inc.	251,430	16,513,922
National Western Life Group, Inc. Class A	876	174,114
Oscar Health, Inc. (a)	14,898	109,649
Primerica, Inc.	13,845	1,793,758
Principal Financial Group, Inc.	93,206	6,351,057
Prudential Financial, Inc.	132,949	14,426,296
Trupanion, Inc. (a)	12,038	765,858
Unum Group	72,275	2,205,833
		66,227,719
Multi-line Insurance – 2.1%
American Financial Group, Inc.	25,400	3,517,392
American International Group, Inc.	292,501	17,114,234
American National Group, Inc.	2,840	535,652
Assurant, Inc.	20,031	3,643,238
Horace Mann Educators Corp.	10,908	434,684
The Hartford Financial Services Group, Inc.	119,392	8,349,083
		33,594,283
Property & Casualty Insurance – 8.4%
Ambac Financial Group, Inc. (a)	17,092	132,121
AMERISAFE, Inc.	7,105	329,317
Arch Capital Group Ltd. (a)	136,006	6,211,394
Argo Group International Holdings Ltd.	12,142	519,678
Assured Guaranty Ltd.	24,742	1,364,521
Axis Capital Holdings Ltd.	27,631	1,584,085
Chubb Ltd.	151,667	31,311,652
Cincinnati Financial Corp.	53,972	6,620,206
Donegal Group, Inc. Class A	6,410	86,727
Employers Holdings, Inc.	6,139	241,508
Erie Indemnity Co. Class A	9,008	1,443,802
Fidelity National Financial, Inc.	95,278	3,793,970
First American Financial Corp.	38,567	2,248,842
HCI Group, Inc.	3,013	193,103
James River Group Holdings Ltd.	13,097	310,530
Kemper Corp.	22,607	1,043,539
Kinsale Capital Group, Inc.	7,691	1,705,018
Lemonade, Inc. (a)	13,150	274,309
Loews Corp.	76,713	4,820,645
Markel Corp. (a)	4,826	6,530,929
MBIA, Inc. (a)	17,488	210,556

		Shares	Value

Mercury General Corp.		10,577	$ 533,398
MetroMile, Inc. (a)		26,437	25,945
Old Republic International Corp.		104,104	2,291,329
Palomar Holdings, Inc. (a)		8,541	465,058
ProAssurance Corp.		13,572	333,464
RLI Corp.		14,606	1,676,477
Root, Inc. Class A (a)		31,014	59,857
Safety Insurance Group, Inc.		3,083	265,261
Selective Insurance Group, Inc.		21,557	1,775,435
Stewart Information Services Corp.		7,616	392,986
The Allstate Corp.		100,960	12,775,478
The Hanover Insurance Group, Inc.		12,837	1,884,728
The Progressive Corp.		206,088	22,125,608
The Travelers Cos., Inc.		86,640	14,820,638
United Fire Group, Inc.		7,536	220,729
Universal Insurance Holdings, Inc.		9,975	125,286
White Mountains Insurance Group Ltd.		1,090	1,142,342
WR Berkley Corp.		74,884	4,979,037
			136,869,508
Reinsurance – 0.8%
Alleghany Corp. (a)		4,812	4,025,238
Enstar Group Ltd. (a)		3,814	899,151
Everest Re Group Ltd.		13,827	3,798,415
Reinsurance Group of America, Inc.		23,872	2,561,943
RenaissanceRe Holdings Ltd.		16,126	2,314,404
SiriusPoint Ltd. (a)		31,694	199,038
			13,798,189
TOTAL INSURANCE	330,690,942
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 1.2%
Mortgage REITs – 1.2%
AGNC Investment Corp.		183,775	2,017,849
Annaly Capital Management, Inc.		508,119	3,262,124
Apollo Commercial Real Estate Finance, Inc.		49,913	600,953
Arbor Realty Trust, Inc.		52,382	895,732
Ares Commercial Real Estate Corp.		15,954	240,427
ARMOUR Residential REIT, Inc.		31,875	233,962
Blackstone Mortgage Trust, Inc. Class A		55,936	1,680,317
BrightSpire Capital, Inc.		29,704	252,484
Broadmark Realty Capital, Inc.		46,915	366,406
Chimera Investment Corp.		84,252	844,205
Dynex Capital, Inc.		14,179	230,125
Ellington Financial, Inc.		19,497	315,656
Franklin BSP Realty Trust, Inc.		11,420	151,429
Granite Point Mortgage Trust, Inc.		19,075	185,600
Hannon Armstrong Sustainable Infrastructure Capital, Inc.		30,584	1,223,054
Invesco Mortgage Capital, Inc.		108,998	189,657
KKR Real Estate Finance Trust, Inc.		12,337	234,403
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Mortgage REITs – continued
Ladder Capital Corp.		40,210	$ 457,992
MFA Financial, Inc.		35,635	507,799
New Residential Investment Corp.		163,695	1,702,428
New York Mortgage Trust, Inc.		131,867	424,612
PennyMac Mortgage Investment Trust		33,412	512,540
Ready Capital Corp.		22,355	325,712
Redwood Trust, Inc.		41,564	403,171
Starwood Property Trust, Inc.		100,753	2,305,229
TPG RE Finance Trust, Inc.		17,485	184,467
Two Harbors Investment Corp.		122,184	587,705
TOTAL MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)	20,336,038
THRIFTS & MORTGAGE FINANCE – 1.1%
Thrifts & Mortgage Finance – 1.1%
Axos Financial, Inc. (a)		19,150	725,402
Capitol Federal Financial, Inc.		47,858	460,873
Columbia Financial, Inc. (a)		17,991	340,929
Essent Group Ltd.		39,394	1,596,639
Federal Agricultural Mortgage Corp. Class C		3,366	344,779
Flagstar Bancorp, Inc.		18,547	654,709
Hingham Institution For Savings The		611	197,396
Kearny Financial Corp.		27,806	329,779
Luther Burbank Corp.		6,782	89,997
Merchants Bancorp		6,054	142,390
MGIC Investment Corp.		116,084	1,516,057
Mr. Cooper Group, Inc. (a)		21,119	949,721
New York Community Bancorp, Inc.		169,770	1,568,675
NMI Holdings, Inc. Class A (a)		29,175	536,236
Northfield Bancorp, Inc.		16,293	213,275
Northwest Bancshares, Inc.		31,074	394,018
PennyMac Financial Services, Inc.		16,803	815,954
Premier Financial Corp.		14,027	372,277

		Shares	Value

Provident Financial Services, Inc.		27,885	$ 617,095
Radian Group, Inc.		63,841	1,365,559
Rocket Cos., Inc. Class A		46,407	410,702
TFS Financial Corp.		22,046	330,470
TrustCo Bank Corp.		4,098	127,653
UWM Holdings Corp.		35,284	130,904
Walker & Dunlop, Inc.		10,846	1,298,917
Washington Federal, Inc.		26,367	802,348
Waterstone Financial, Inc.		9,921	159,331
WSFS Financial Corp.		20,973	840,388
TOTAL THRIFTS & MORTGAGE FINANCE	17,332,473
TOTAL COMMON STOCKS (Cost $1,560,012,830)			1,625,245,511
Money Market Fund – 0.3%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.26% (b) (Cost $4,919,000)		4,919,000	4,919,001
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $1,564,931,830)	1,630,164,512
NET OTHER ASSETS (LIABILITIES) (c) – (0.0%)	(285,681)
NET ASSETS – 100.0%	$ 1,629,878,831

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $277,900 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	5	June 2022	$ 465,325	$ (46,613)	$ (46,613)
CME E-mini S&P Financial Select Sector Index Contracts (United States)	37	June 2022	3,928,013	(387,524)	(387,524)
Total Equity Index Contracts					$ (434,137)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Quarterly Report	6

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
Quarterly Report	8